ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
Payroll payable	$ 936	$ 866
Payable to other services	764	934
Advances from customers	5,606	4,595
Total	$ 7,306	$ 6,395